Schedule of accounts payable and other payables (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Safeguarding liabilities	$ 2,222,368	$ 1,983,116
Seamless Group Inc [Member]
Accounts payable		10,541	$ 17,871
Safeguarding liabilities		1,983,116	5,787,354
Accruals		5,424,194	4,878,896
Prefunding from remittance customers		35,584,882	40,910,632
Incentives received for credit card program		699,655	700,521
Prefunding from airtime customers		758,419	874,889
Current portion of finance lease liabilities
Cash received for the subscription of Convertible Promissory Note		1,056,765	1,058,005
Accrued interest		7,614,719	3,990,177
Tax payable		29,808	11,102
Other payables		826,132	716,938
Accounts payable, accruals and other payables		$ 53,988,231	$ 58,946,385